Note 5 - Loans, Net of Allowance for Credit Losses - Expected Credit Loss Sensitivity (Details) - Loans [member] - CAD ($) $ in Thousands	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 2,289	$ 1,904	$ 1,455
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	1,857
Variance from reported ECL	$ (432)
Variance from reported ECL (%)	(19.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 2,772
Variance from reported ECL	$ 483
Variance from reported ECL (%)	21.00%
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 4,025
Variance from reported ECL	$ 1,736
Variance from reported ECL (%)	76.00%